Shareholder Report, Holdings (Details)	Aug. 31, 2026
Fidelity California Municipal Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity California Municipal Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity California Municipal Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity California Municipal Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity California Municipal Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity California Municipal Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity California Municipal Money Market Fund | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity California Municipal Money Market Fund | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity California Municipal Money Market Fund | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity California Municipal Money Market Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity California Municipal Money Market Fund | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity California Municipal Money Market Fund - Premium Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity California Municipal Money Market Fund - Premium Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity California Municipal Money Market Fund - Premium Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity California Municipal Money Market Fund - Premium Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity California Municipal Money Market Fund - Premium Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity California Municipal Money Market Fund - Premium Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity California Municipal Money Market Fund - Premium Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity California Municipal Money Market Fund - Premium Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity California Municipal Money Market Fund - Premium Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity California Municipal Money Market Fund - Premium Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity California Municipal Money Market Fund - Premium Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity California Municipal Money Market Fund - Institutional Class | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity California Municipal Money Market Fund - Institutional Class | AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity California Municipal Money Market Fund - Institutional Class | AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Fidelity California Municipal Money Market Fund - Institutional Class | AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity California Municipal Money Market Fund - Institutional Class | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity California Municipal Money Market Fund - Institutional Class | AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%